KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of C.M. Life Insurance Company and Contract Owners of Panorama Plus Separate Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in Appendix A that comprise Panorama Plus Separate Account (collectively, “the Separate Account”), as of December 31, 2021, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 8 for each of the years in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2021, and the results of their operations and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the MassMutual Separate Accounts’ auditor since 2004.

Boston, Massachusetts

March 8, 2022

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

F-1

Appendix A

Sub-Accounts

Fidelity® VIP Contrafund® Sub-Account

Invesco Oppenheimer V.I. International Growth Sub-Account

Invesco V.I. Conservative Balanced Sub-Account*

Invesco V.I. Core Bond Sub-Account*

Invesco V.I. Main Street Sub-Account*

Invesco V.I. U.S. Government Money Sub-Account*

MML High Yield Sub-Account

MML Income & Growth Sub-Account

MML Managed Bond Sub-Account

MML Mid Cap Growth Sub-Account

MML Short-Duration Bond Sub-Account

* See Note 2 to the financial statements for the previous name of this division.

F-2

Panorama Plus Separate Account

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Bond Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account
ASSETS
Investments
Number of shares	457,353	3,651,857	805,701	183,193	816,818	1,291,226	56,630	281,476
Identified cost	$16,079,783	$7,634,579	$11,182,473	$1,418,799	$22,953,601	$1,291,226	$572,863	$2,958,725
Value	$24,857,118	$10,663,422	$14,937,691	$1,428,904	$29,266,579	$1,291,226	$561,768	$3,493,118
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	1	-
Total assets	24,857,118	10,663,422	14,937,691	1,428,904	29,266,579	1,291,226	561,769	3,493,118
LIABILITIES
Annuitant mortality fluctuation reserve	4,322	3,566	12,600	1,057	12,743	46	-	1,703
Payable to C.M. Life Insurance Company	292	211	435	89	356	6	-	61
Total liabilities	4,614	3,777	13,035	1,146	13,099	52	-	1,764
NET ASSETS	$24,852,504	$10,659,645	$14,924,656	$1,427,758	$29,253,480	$1,291,174	$561,769	$3,491,354
Net Assets:
Accumulation units - value	24,708,429	10,540,788	14,504,672	1,392,524	28,828,722	1,289,630	561,769	3,434,591
Contracts in payout (annuitization) period	144,075	118,857	419,984	35,234	424,758	1,544	-	56,763
Net assets	24,852,504	10,659,645	14,924,656	1,427,758	29,253,480	1,291,174	561,769	3,491,354
Outstanding units
Contract owners	3,966,169	1,660,588	3,912,557	651,592	7,707,111	932,921	288,158	1,275,554
UNIT VALUE
Panorama Plus	$6.27	$6.42	$3.81	$2.19	$3.80	$1.38	$1.95	$2.74

See Notes to Financial Statements.

F-3

Panorama Plus Separate Account

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2021

	MML Managed Bond Sub-Account	MML Mid Cap Growth Sub-Account	MML Short-Duration Bond Sub-Account
ASSETS
Investments
Number of shares	129,289	1,213,401	103,669
Identified cost	$1,624,756	$18,878,297	$1,008,208
Value	$1,674,913	$20,045,389	$1,002,482
Receivable from C.M. Life Insurance Company	-	-	-
Total assets	1,674,913	20,045,389	1,002,482
LIABILITIES
Annuitant mortality fluctuation reserve	-	3,653	-
Payable to C.M. Life Insurance Company	2	250	-
Total liabilities	2	3,903	-
NET ASSETS	$1,674,911	$20,041,486	$1,002,482
Net Assets:
Accumulation units - value	1,674,911	19,919,707	1,002,482
Contracts in payout (annuitization) period	-	121,779	-
Net assets	1,674,911	20,041,486	1,002,482
Outstanding units
Contract owners	1,144,963	2,193,312	896,408
UNIT VALUE
Panorama Plus	$1.46	$9.14	$1.12

See Notes to Financial Statements.

F-4

Panorama Plus Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2021

	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Bond Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account
Investment Income
Dividends	$13,450	$-	$221,996	$31,013	$190,648	$80	$46,738	$60,391
Expenses
Mortality and expense risk fees and administrative expense charges	246,646	121,394	171,440	17,424	311,946	13,302	6,251	38,408
Net investment income (loss)	(233,196)	(121,394)	50,556	13,589	(121,298)	(13,222)	40,487	21,983
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,166,752	288,408	457,237	27,469	728,561	-	(1,882)	7,169
Realized gain distribution	2,806,065	983,733	759,000	55,189	1,554,164	-	-	-
Realized gain (loss)	3,972,817	1,272,141	1,216,237	82,658	2,282,725	-	(1,882)	7,169
Change in net unrealized appreciation/ depreciation of investments	1,294,719	(241,799)	79,009	(141,645)	4,130,870	-	(3,501)	695,944
Net gain (loss) on investments	5,267,536	1,030,342	1,295,246	(58,987)	6,413,595	-	(5,383)	703,113
Net increase (decrease) in net assets resulting from operations	5,034,340	908,948	1,345,802	(45,398)	6,292,297	(13,222)	35,104	725,096
Capital transactions:
Transfers of net premiums	337,037	18,549	26,669	-	29,555	25	-	9,065
Transfers due to death benefits	(121,331)	(102,642)	(63,013)	(63)	(97,198)	(129)	-	(103,451)
Transfers due to annuity benefit payments	(27,800)	(29,184)	(52,451)	(7,584)	(53,391)	(368)	-	(9,048)
Transfers due to withdrawal of funds	(884,986)	(427,251)	(1,228,023)	(202,766)	(1,883,318)	(367,527)	(14,119)	(132,178)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(2,818)	(2,895)	(1,866)	(1,286)	(4,217)	1	-	(383)
Transfers between Sub-Accounts and the General Account	764,185	(47,271)	(48,592)	-	(78,348)	200,809	14,053	(2,905)
Net increase (decrease) in net assets resulting from capital transactions	64,287	(590,694)	(1,367,276)	(211,699)	(2,086,917)	(167,189)	(66)	(238,900)
Total increase (decrease)	5,098,627	318,254	(21,474)	(257,097)	4,205,380	(180,411)	35,038	486,196
NET ASSETS, at beginning of the year	19,753,877	10,341,391	14,946,130	1,684,855	25,048,100	1,471,585	526,731	3,005,158
NET ASSETS, at end of the year	$24,852,504	$10,659,645	$14,924,656	$1,427,758	$29,253,480	$1,291,174	$561,769	$3,491,354

See Notes to Financial Statements.

F-5

Panorama Plus Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2021

	MML Managed Bond Sub-Account	MML Mid Cap Growth Sub-Account	MML Short-Duration Bond Sub-Account
Investment Income
Dividends	$46,460	$-	$31,044
Expenses
Mortality and expense risk fees and administrative expense charges	18,327	235,397	11,575
Net investment income (loss)	28,133	(235,397)	19,469
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	8,861	406,275	1,211
Realized gain distribution	29,353	4,169,636	-
Realized gain (loss)	38,214	4,575,911	1,211
Change in net unrealized appreciation/depreciation of investments	(77,537)	(2,019,951)	(15,120)
Net gain (loss) on investments	(39,323)	2,555,960	(13,910)
Net increase (decrease) in net assets resulting from operations	(11,190)	2,320,563	5,560
Capital transactions:
Transfers of net premiums	4,380	168,986	-
Transfers due to death benefits	-	(82,215)	-
Transfers due to annuity benefit payments	-	(21,083)	-
Transfers due to withdrawal of funds	(117,541)	(1,650,134)	(18,500)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(2,899)	-
Transfers between Sub-Accounts and the General Account	90,692	(967,311)	71,603
Net increase (decrease) in net assets resulting from capital transactions	(22,469)	(2,554,656)	53,104
Total increase (decrease)	(33,659)	(234,093)	58,663
NET ASSETS, at beginning of the year	1,708,570	20,275,579	943,819
NET ASSETS, at end of the year	$1,674,911	$20,041,486	$1,002,482

See Notes to Financial Statements.

F-6

Panorama Plus Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2020

	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. Conservative Balanced Sub-Account	Invesco Oppenheimer V.I. Government Money Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco Oppenheimer V.I. Main Street Sub-Account	Invesco Oppenheimer V.I. Total Return Bond Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account
Investment Income
Dividends	$43,531	$293,467	$2,361	$83,843	$337,341	$52,017	$119	$54,059
Expenses
Mortality and expense risk fees and administrative expense charges	197,335	163,479	12,943	99,927	259,172	19,376	5,234	30,660
Net investment income (loss)	(153,804)	129,988	(10,582)	(16,084)	78,169	32,641	(5,115)	23,399
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	749,310	346,331	-	235,656	381,557	55,769	(1,780)	(19,573)
Realized gain distribution	90,419	326,092	-	123,835	2,221,589	-	-	7,609
Realized gain (loss)	839,729	672,423	-	359,491	2,603,146	55,769	(1,780)	(11,964)
Change in net unrealized appreciation/ depreciation of investments	3,724,524	1,009,714	-	1,356,671	107,360	49,682	29,325	(2,835)
Net gain (loss) on investments	4,564,253	1,682,137	-	1,716,162	2,710,506	105,451	27,545	(14,799)
Net increase (decrease) in net assets resulting from operations	4,410,449	1,812,125	(10,582)	1,700,078	2,788,675	138,092	22,430	8,600
Capital transactions:
Transfers of net premiums	38,276	49,222	100	16,858	71,817	-	-	21,290
Transfers due to death benefits	(26,136)	(253,526)	(179,938)	(53,221)	(70,413)	-	-	(7,609)
Transfers due to annuity benefit payments	(21,933)	(44,789)	(387)	(16,347)	(29,030)	(7,917)	-	(7,225)
Transfers due to withdrawal of funds	(1,440,603)	(1,464,374)	(120,450)	(505,800)	(1,303,202)	(216,676)	(4,000)	(271,528)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(989)	(1,510)	-	(827)	(1,177)	(108)	-	(6)
Transfers between Sub-Accounts and the General Account	105,876	19,530	727,014	(101,218)	(497,526)	-	51,865	(67,740)
Net increase (decrease) in net assets resulting from capital transactions	(1,345,509)	(1,695,447)	426,339	(660,555)	(1,829,531)	(224,701)	47,865	(332,818)
Total increase (decrease)	3,064,940	116,678	415,757	1,039,523	959,144	(86,609)	70,295	(324,218)
NET ASSETS, at beginning of the year	16,688,937	14,829,452	1,055,828	9,301,868	24,088,956	1,771,464	456,436	3,329,376
NET ASSETS, at end of the year	$19,753,877	$14,946,130	$1,471,585	$10,341,391	$25,048,100	$1,684,855	$526,731	$3,005,158

See Notes to Financial Statements.

F-7

Panorama Plus Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2020

	MML Managed Bond Sub-Account	MML Mid Cap Growth Sub-Account	MML Short-Duration Bond Sub-Account
Investment Income
Dividends	$1,552	$13,488	$2
Expenses
Mortality and expense risk fees and administrative expense charges	18,527	200,509	10,463
Net investment income (loss)	(16,975)	(187,021)	(10,461)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(7,429)	239,921	(10,984)
Realized gain distribution	-	1,653,609	-
Realized gain (loss)	(7,429)	1,893,530	(10,984)
Change in net unrealized appreciation/ depreciation of investments	114,621	2,240,649	15,820
Net gain (loss) on investments	107,192	4,134,179	4,836
Net increase (decrease) in net assets resulting from operations	90,217	3,947,158	(5,625)
Capital transactions:
Transfers of net premiums	4,760	131,031	-
Transfers due to death benefits	-	(41,777)	-
Transfers due to annuity benefit payments	-	(16,909)	-
Transfers due to withdrawal of funds	(128,961)	(1,196,652)	(349,475)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(769)	-
Transfers between Sub-Accounts and the General Account	67,612	(980,659)	154,107
Net increase (decrease) in net assets resulting from capital transactions	(56,589)	(2,105,735)	(195,368)
Total increase (decrease)	33,628	1,841,423	(200,993)
NET ASSETS, at beginning of the year	1,674,942	18,434,156	1,144,812
NET ASSETS, at end of the year	$1,708,570	$20,275,579	$943,819

See Notes to Financial Statements.

F-8

Panorama Plus Separate Account

Notes To Financial Statements

1.	ORGANIZATION

Panorama Plus Separate Account (the “Separate Account”) is a separate investment account of C.M. Life Insurance Company (“C.M. Life”) established on September 25, 1991. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

C.M. Life is a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”).

The assets and liabilities of the Separate Account are clearly identified and distinguished from C.M. Life’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other C.M. Life business.

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2021, the Separate Account consists of eleven sub-accounts which invest in the following mutual funds:

The sub-account listed in the first column
	Sub-Accounts	invests in the fund in this column
	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Portfolio[1]
	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco Oppenheimer V.I. International Growth Fund[2]
	Invesco V.I. Conservative Balanced Sub-Account[3]	Invesco V.I. Conservative Balanced Fund[2,3]
	Invesco V.I. Core Bond Sub-Account[4]	Invesco V.I. Core Bond Fund[2,4]
	Invesco V.I. Main Street Sub-Account[5]	Invesco V.I. Main Street Fund®[2,5]
	Invesco V.I. U.S. Government Money Sub-Account[6]	Invesco V.I. U.S. Government Money Portfolio[2,6]
	MML High Yield Sub-Account	MML High Yield Fund[7]
	MML Income & Growth Sub-Account	MML Income & Growth Fund[7]
	MML Managed Bond Sub-Account	MML Managed Bond Fund[7]
	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Fund[7]
	MML Short-Duration Bond Sub-Account	MML Short-Duration Bond Fund[7]

In addition to the eleven sub-accounts, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of C.M. Life’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

[1]Fidelity Management & Research Company LLC is the investment adviser to this Portfolio.
[2]Invesco Advisers, Inc. is the investment adviser to this Fund.
[3]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Conservative Balanced Sub-Account/Fund.
[4]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Total Return Bond Sub-Account/Fund.
[5]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Main Street Sub-Account/fund®.
[6]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Government Money Sub-Account/Fund.
7MML Investment Advisers, LLC is the investment adviser to this Fund.

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Separate Account Panorama Plus Separate Account follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

F-9

Notes To Financial Statements (Continued)

A.	Investment Valuation

Investments in the underlying funds held by each sub-account are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying investment sub-accounts.

C.	Federal Income Taxes

C.M. Life is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. C.M. Life may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Annuitant Mortality Fluctuation

The Separate Account contributes to a reserve maintained by C.M. Life as required by regulatory authorities to provide for mortality losses incurred. The reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from C.M. Life are then made quarterly to adjust the Separate Account. Net transfers from C.M. Life to the Separate Account totaled $16,363 and $5,386 for the years ended December 31, 2021 and 2020, respectively. The reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by C.M. Life. The reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

G.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB Table.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

F-10

Notes To Financial Statements (Continued)

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2021. There have been no transfers between levels for the year ended December 31, 2021.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

Pursuant to separate underwriting agreements with C.M. Life, on its own behalf and on behalf of the Separate Account, MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the contracts sold by its registered representatives, and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

The contracts are no longer offered for sale to the public. Contract owners may continue, however, to make purchase payments under existing contracts.

B.	Receivable from/Payable to C.M. Life

Certain fees such as cost of insurance fees and mortality and expense risk fees are charges paid between the general investment account (the “General Account”) and the Separate Account. The General account is not registered as an investment company under the 1940 Act.

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales investments for the year ended December 31, 2021 were as follows:
	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Bond Sub-Account	Invesco V.I. Main Street Sub-Account
Cost of purchases	$4,359,172	$1,049,143	$1,031,916	$88,145	$1,808,559
Proceeds from sales	(1,721,793)	(778,787)	(1,589,588)	(231,245)	(2,459,798)
F-11

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	Invesco V.I. U.S. Government Money Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Managed Bond Sub-Account	MML Mid Cap Growth Sub-Account
Cost of purchases	$200,777	$60,722	$75,297	$221,823	$4,757,261
Proceeds from sales	(381,188)	(20,302)	(292,117)	(186,803)	(3,377,848)
MML Short-Duration Bond Sub-Account

Cost of purchases	$163,292
Proceeds from sales	(90,717)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for the two years ended December 31, 2021 were as follows:
2021	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Bond Sub-Account	Invesco V.I. Main Street Sub-Account
Units purchased	58,229	3,291	8,746	973	25,354
Units withdrawn	(184,129)	(90,804)	(368,345)	(97,061)	(616,502)
Units transferred between Sub-Accounts and the General Account	107,752	(7,423)	(13,534)	-	(24,893)
Net increase (decrease)	(18,148)	(94,937)	(373,133)	(96,088)	(616,040)

2021 (continued)	Invesco V.I. U.S. Government Money Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Managed Bond Sub-Account	MML Mid Cap Growth Sub-Account
Units purchased	18	-	3,468	2,992	19,228
Units withdrawn	(263,172)	(7,434)	(97,322)	(80,475)	(205,957)
Units transferred between Sub-Accounts and the General Account	144,758	7,423	(1,268)	61,235	(103,563)
Net increase (decrease)	(118,395)	(11)	(95,123)	(16,248)	(290,291)

2021 (continued)	MML Short-Duration Bond Sub-Account
Units purchased	-
Units withdrawn	(16,451)
Units transferred between Sub-Accounts and the General Account	64,358
Net increase (decrease)	47,906
F-12

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2020	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. Conservative Balanced Sub-Account	Invesco Oppenheimer V.I. Government Money Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco Oppenheimer V.I. Main Street Sub-Account
Units purchased	11,834	38,194	72	6,366	45,256
Units withdrawn	(377,596)	(587,009)	(213,597)	(125,109)	(555,315)
Units transferred between Sub-Accounts and the General Account	4,840	5,898	517,436	(22,561)	(183,865)
Net increase (decrease)	(360,922)	(542,916)	303,911	(141,304)	(693,925)

2020 (continued)	Invesco Oppenheimer V.I. Total Return Bond Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Managed Bond Sub-Account	MML Mid Cap Growth Sub-Account
Units purchased	423	-	13,119	3,360	22,800
Units withdrawn	(105,404)	(2,320)	(156,409)	(97,687)	(200,769)
Units transferred between Sub-Accounts and the General Account	-	30,334	(32,783)	46,318	(141,690)
Net increase (decrease)	(104,981)	28,014	(176,073)	(48,009)	(319,659)
2020 (continued)	MML Short-Duration Bond Sub-Account
Units purchased	-
Units withdrawn	(322,528)
Units transferred between Sub-Accounts and the General Account	139,834
Net increase (decrease)	(182,694)
F-13

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

	A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the five years in the period ended December 31, 2021 follows:

	At December 31,			For the Years Ended December 31,
				Investment
		Net Assets		Income	Expense	Total
	Units	Unit Value[3]	Amount	Ratio[1]	Ratio[2]	Return[3]
Fidelity® VIP Contrafund® Sub-Account
2021	3,966,169	$6.27	$24,852,504	0.06%	1.14%	26.39%
2020	3,984,317	4.96	19,753,877	0.25	1.14	29.09
2019	4,345,239	3.84	16,688,937	0.46	1.14	30.09
2018	4,688,353	2.95	13,842,086	0.70	1.14	(7.44)
2017	5,046,793	3.19	16,098,724	0.99	1.14	20.50
Invesco Oppenheimer V.I. International Growth Sub-Account
2021	1,660,588	6.42	10,659,645	-	1.14	8.97
2020	1,755,525	5.89	10,341,391	0.96	1.14	20.12
2019	1,896,829	4.90	9,301,868	1.04	1.14	27.14
2018	2,093,724	3.86	8,075,381	0.88	1.14	(20.34)
2017	2,278,924	4.84	11,033,503	1.42	1.14	24.86
Invesco V.I. Conservative Balanced Sub-Account[4]
2021	3,912,557	3.81	14,924,656	1.48	1.14	9.38
2020	4,285,690	3.49	14,946,130	2.05	1.14	13.55
2019	4,828,606	3.07	14,829,452	2.24	1.14	16.18
2018	5,767,296	2.64	15,245,254	1.98	1.14	(6.40)
2017	6,284,150	2.82	17,747,539	1.98	1.14	8.02
Invesco V.I. Core Bond Sub-Account[4]
2021	651,592	2.19	1,427,758	2.03	1.14	(2.76)
2020	747,680	2.25	1,684,855	3.06	1.14	8.47
2019	852,661	2.08	1,771,464	3.31	1.14	8.28
2018	980,765	1.92	1,881,719	3.52	1.14	(2.15)
2017	1,267,903	1.96	2,486,089	2.42	1.14	3.40
Invesco V.I. Main Street Sub-Account[4]
2021	7,707,111	3.80	29,253,480	0.70	1.14	26.12
2020	8,323,151	3.01	25,048,100	1.48	1.14	12.65
2019	9,017,076	2.67	24,088,956	1.05	1.14	30.58
2018	10,398,812	2.05	21,273,847	1.16	1.14	(8.94)
2017	11,595,613	2.25	26,050,149	1.25	1.14	15.59
Invesco V.I. U.S. Government Money Sub-Account[4]
2021	932,921	1.38	1,291,174	0.01	1.14	(1.12)
2020	1,051,317	1.40	1,471,585	0.21	1.14	(0.91)
2019	747,405	1.41	1,055,828	1.70	1.14	0.55
2018	859,123	1.40	1,206,957	1.31	1.14	0.20
2017	1,227,272	1.40	1,720,722	0.38	1.14	(0.75)
MML High Yield Sub-Account
2021	288,158	1.95	561,769	8.52	1.14	6.66
2020	288,169	1.83	526,731	0.03	1.14	4.18
2019	260,155	1.75	456,436	5.87	1.14	10.59
2018	284,427	1.59	451,229	6.05	1.14	(4.64)
2017	299,771	1.66	498,729	6.82	1.14	6.66
MML Income & Growth Sub-Account
2021	1,275,554	2.74	3,491,354	1.79	1.14	24.84
2020	1,370,677	2.19	3,005,158	2.01	1.14	1.86
2019	1,546,750	2.15	3,329,376	1.89	1.14	23.02
2018	1,777,421	1.75	3,109,873	1.67	1.14	(12.69)
2017	2,081,241	2.00	4,170,769	1.64	1.14	16.11
F-14

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
				Investment
		Net Assets		Income	Expense	Total
	Units	Unit Value[3]	Amount	Ratio[1]	Ratio[2]	Return[3]
MML Managed Bond Sub-Account
2021	1,144,963	$1.46	$1,674,911	2.89%	1.14%	(0.58)%
2020	1,161,211	1.47	1,708,570	0.10	1.14	6.23
2019	1,209,220	1.39	1,674,942	3.46	1.14	8.29
2018	1,247,874	1.28	1,596,099	3.21	1.14	(1.82)
2017	1,447,898	1.30	1,886,231	2.94	1.14	3.25
MML Mid Cap Growth Sub-Account
2021	2,193,312	9.14	20,041,486	-	1.14	11.93
2020	2,483,603	8.16	20,275,579	0.08	1.14	24.15
2019	2,803,262	6.58	18,434,156	0.02	1.14	29.81
2018	2,949,968	5.07	14,944,352	-	1.14	(3.29)
2017	3,267,313	5.24	17,114,659	0.04	1.14	23.40
MML Short-Duration Bond Sub-Account
2021	896,408	1.12	1,002,482	3.06	1.14	0.54
2020	848,502	1.11	943,819	-	1.14	0.19
2019	1,031,195	1.11	1,144,812	3.49	1.14	2.99
2018	400,158	1.08	431,338	2.70	1.14	0.13
2017	416,119	1.08	447,956	2.48	1.14	1.13

[1]	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owners accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.
[2]	The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
[3]	The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
[4]	See Note 2 to the financial statements for the previous name of this sub-account.
F-15

Notes To Financial Statements (Continued)

B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

This charge is equal, on an annual basis, to 1.07% of the daily value of the assets invested in each fund
Mortality and Expense Risk Charge
This charge is assessed through reduction of unit values.
This charge is equal, on an annual basis, to 0.07% of the daily value of the contracts invested in each fund
Administrative Expense Charge
This charge is assessed through reduction of unit values.
$30 per contract, annually
Contract Maintenance Fee
This charge is assessed through the redemption of units.
0% - 5%
Surrender Charge
This charge is assessed through the redemption of units.

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 8, 2022, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-16